Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note
10
. Shareholders’ Equity

Initial Public Offering Redemption Shares

The Company provided its holders of the outstanding Class A ordinary shares sold in the initial public offering (“public shareholders”) with the opportunity to redeem all or a portion of their public shares in connection with a shareholder meeting called to approve the business combination. The public shareholders were entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account.
The remaining 20,289,478 GTY Cayman
public shares were recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Accounting Standards Codification (“ASC”) Topic
480
“Distinguishing Liabilities from Equity.” In connection with the Business Combination, 11,073,040 Class A ordinary shares of GTY were redeemed for $114.0 million,
at a per share price of approximately $10.29. The remaining
9,216,438
shares
with a redemption value of $88.9 million were transferred to permanent equity.

Subscription Agreement

Immediately prior to the Closing, pursuant to subscription agreements (the “Subscription Agreements”), dated as of various dates from January 9, 2019 through February 12, 2019, by and among GTY and certain institutional and accredited investors party thereto (the “Subscribed Investors”), GTY Cayman issued to the Subscribed Investors an aggregate of 12,863,098 Class A ordinary shares of GTY for $10.00 per share, for an aggregate cash purchase price of approximately $126.4 million and paid fees of $1.1 million, including three such Subscription Agreements with certain CityBase holders (including Michael Duffy, the chief executive officer of CityBase) for an aggregate of 380,937 Class A ordinary shares of GTY at a price of $10.00 per share, for an aggregate cash purchase price of approximately $3.8 million. The Class A ordinary shares of GTY issued to the Subscribed Investors were cancelled and exchanged on a one-for-one basis for shares of Company common stock at the Closing.

In connection with the Subscription Agreements, immediately prior to the Closing, the Sponsor surrendered to GTY Cayman for cancellation at no cost to GTY 231,179 Class B (founder) shares, which have been retroactively adjusted in the accompanying statement of stockholders equity, and sold 500,000 private placement warrants held by it to an accredited investor in a private placement for an aggregate of $250,000 or $0.50 per warrant (which was $1.00 per warrant less than the price originally paid for such warrants).

GTY Merger Share Exchange

In connection with the GTY Merger, all of the issued and outstanding shares of GTY Cayman were exchanged for an equal number of shares of GTY common stock and immediately before the exchange, each outstanding unit was separated into its component Class A ordinary share and warrant.  Upon the exchange 22,978,520 Class A and 13,568,821 Class B shares of GTY Cayman were exchanged for 36,547,341 shares of Common Stock of GTY.

Shares issued in the Acquisition

As part of the consideration for the Acquisition, the Company issued (a) 11,973,154 shares of Series A common stock, of which 3,937,907 are redeemable at the option of the Company (the “Acquisition Redemption Shares”), (b) 2.6 million Class A and 0.5 million Class C shares of Questica Exchangeco (the “Questica Shares”) and 2,161,741 shares of Bonfire Exchangeco shares (collectively, the “Exchange Shares”) that are exchangeable into an equal number of Common Stock.  The Exchange Shares are recorded as common shares of the Company.  The Company also issued 1,000,000 Class B shares of Questica Shares which are not exchangeable for Common Stock and thus have no value. The 500,000 Class C shares of the Questica shares are redeemable at the option of the shareholder and thus are included in temporary equity in the condensed consolidated balance sheet as of March 31, 2019.  The shares issued as consideration in the Acquisition were valued at $10 per share in the accompanying condensed consolidated financial statements.

In March 2019, 500,000 of the Acquisition Redemption Shares were redeemed by the Company at a price of $10 per share.

Common Stock
 – GTY was authorized to issue
400,000,000
shares of Common Stock with a par value of
$0.0001
per share. As of March 31, 2019, there were
48,420,495
shares of Common Stock issued and outstanding.

Preferred Shares
 – GTY was authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share. As of
March 31, 2019
, there were no preferred shares issued or outstanding.

Warrants

At
March 31, 2019
, there were a total of
27,093,334
warrants outstanding. The warrants were originally sold as part of the units offered in the IPO. Each warrant entitles the holder thereof to purchase one share of Common Stock at a price of $
11.50
per share, subject to adjustments. The warrants may be exercised only for a whole number of shares of Common Stock. No fractional shares will be issued upon exercise of the warrants.

The Company may call the warrants for redemption, in whole and not in part, at a price of $
0.01
per warrant, upon not less than
30
days’ prior written notice of redemption to each warrant holder, if, and only if, the reported last sale price of Common Stock equals or exceeds $
18.00
per share for any
20
trading days within a
30
-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders. The warrants were determined to be equity classified in accordance with ASC
815
,
Derivatives and Hedging
.

Note 6. Shareholders’ Equity

Class A Ordinary Shares
 – GTY was authorized to issue 400,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. At December 31, 2018 and 2017, there were 21,188,462 and 55,200,000 Class A ordinary shares issued and outstanding, including 20,289,478 and 53,295,619 shares of Class A ordinary shares subject to possible redemption, respectively.

Class B Ordinary Shares
 – GTY was authorized to issue 50,000,000 shares of Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2018 and 2017, the Company had 13,800,000 Class B ordinary shares issued and outstanding. Holders of Class A ordinary shares and Class B ordinary shares voted together as a single class on all other matters submitted to a vote of shareholders except as required by law.

Preferred Shares
 – GTY was authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share. At December 31, 2018 and 2017, there were no preferred shares issued or outstanding.

Warrants
 - The public warrants may only be exercised for a whole number of shares. The public warrants are provided that the Company has an effective registration statement under the Securities Act covering the shares issuable upon exercise of the public warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their public warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). If a registration statement covering the Class A ordinary shares issuable upon exercise of the warrants is not effective by the sixtieth (60 th
 ) day after the closing of the initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. The public warrants will expire five years after the completion of a business combination or earlier upon redemption or liquidation.

The private placement warrants are identical to the public warrants underlying the units sold in the initial public offering, except that the private placement warrants and the shares issuable upon exercise of the private placement warrants were not transferable, assignable or salable until 30 days after the completion of the business combination, subject to certain limited exceptions. Additionally, the private placement warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the private placement warrants are held by someone other than the initial shareholders or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The Company may call the public warrants for redemption (except with respect to the private placement warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported closing price of the Company’s shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants shares.